17. Loans and Financing (Details) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Foreign currency long-term borrowings [member] | Secured funding [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[1]	12/2021	12/2021
Interest rate p.a.	[1]	9.50%	9.50%
Current	[1]	$ 484,113
Noncurrent | R$
Total debt	[1]	484,113
Funding	[1]	1,367,825
Unrealized gain and loss from ESN	[1]
Payments	[1]	(833,171)
Interest incurred	[1]	36,749
Interest paid	[1]	(36,366)
Exchange rate change	[1]	(50,924)
Amortization of costs and premium
Foreign currency long-term borrowings [member] | Term loan b [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[2]	08/2020	08/2020
Interest rate p.a.	[2]	6.50%	6.50%
Current	[2]				1,229,600
Noncurrent | R$
Total debt	[2]				1,229,600
Funding	[2]
Unrealized gain and loss from ESN	[2]
Payments	[2]	(1,641,390)
Interest incurred	[2]	65,382
Interest paid	[2]	(97,632)
Exchange rate change	[2]	437,942
Amortization of costs and premium	[2]	$ 6,098
Foreign currency long-term borrowings [member] | Import financing [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[3]	06/2021	06/2021
Interest rate p.a.	[3]	5.63%	5.63%
Current	[3]	$ 783,659			663,979
Noncurrent | R$
Total debt	[3]	783,659			663,979
Funding	[3]	25,974
Unrealized gain and loss from ESN	[3]
Payments	[3]	(103,238)
Interest incurred	[3]	41,326
Interest paid	[3]	(45,856)
Exchange rate change	[3]	201,474
Amortization of costs and premium	[3]
Foreign currency long-term borrowings [member] | Senior notes 2022 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[4]	01/2022	01/2022
Interest rate p.a.	[4]	8.88%	8.88%
Current	[4]				12,102
Noncurrent | R$						313,267
Total debt	[4]				325,369
Funding	[4]
Unrealized gain and loss from ESN	[4]
Payments	[4]	(405,878)
Interest incurred	[4]	7,052
Interest paid	[4]	(20,695)
Exchange rate change	[4]	92,730
Amortization of costs and premium	[4]	$ 1,422
Foreign currency long-term borrowings [member] | Financing with Ex-lm Bank collateral [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[5]	12/2022	12/2022
Interest rate p.a.	[5]	0.92%	0.92%
Current	[5]	$ 194,786			180,812
Noncurrent | R$				49,958		76,395
Total debt	[5]	244,744			257,207
Funding	[5]	124,074
Unrealized gain and loss from ESN	[5]
Payments	[5]	(216,829)
Interest incurred	[5]	5,488
Interest paid	[5]	(4,469)
Exchange rate change	[5]	71,877
Amortization of costs and premium	[5]	$ 7,396
Foreign currency long-term borrowings [member] | ESN [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[6],[7]	07/2024	07/2024
Interest rate p.a.	[6],[7]	3.75%	3.75%
Current	[6],[7]	$ 37,960			29,443
Noncurrent | R$				1,896,854		1,753,526
Total debt	[6],[7]	1,934,814			1,782,969
Funding	[6],[7]
Unrealized gain and loss from ESN	[6],[7]	(374,994)
Payments	[6],[7]
Interest incurred	[6],[7]	178,414
Interest paid	[6],[7]	(75,486)
Exchange rate change	[6],[7]	424,327
Amortization of costs and premium	[6],[7]	$ (416)
Foreign currency long-term borrowings [member] | Spare engine facility [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[8]	09/2024	09/2024
Interest rate p.a.	[8]	2.56%	2.56%
Current	[8]	$ 22,771			17,551
Noncurrent | R$				197,009		201,084
Total debt	[8]	219,780			218,635
Funding	[8]
Unrealized gain and loss from ESN	[8]
Payments	[8]	(63,482)
Interest incurred	[8]	8,957
Interest paid	[8]	(9,282)
Exchange rate change	[8]	64,670
Amortization of costs and premium	[8]	$ 282
Foreign currency long-term borrowings [member] | Senior notes 2025 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[9]	01/2025	01/2025
Interest rate p.a.	[9]	7.00%	7.00%
Current	[9]	$ 98,521			75,587
Noncurrent | R$				3,340,316		2,548,472
Total debt	[9]	3,438,837			2,624,059
Funding	[9]	37,322
Unrealized gain and loss from ESN	[9]
Payments	[9]
Interest incurred	[9]	235,588
Interest paid	[9]	(215,506)
Exchange rate change	[9]	751,423
Amortization of costs and premium	[9]	$ 5,951
Foreign currency long-term borrowings [member] | Secured notes 2026 [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[10]	06/2026	06/2026
Interest rate p.a.	[10]	8.00%	8.00%
Current	[10]	$ 1,848
Noncurrent | R$				953,802
Total debt	[10]	955,650
Funding	[10]	952,509
Unrealized gain and loss from ESN	[10]
Payments	[10]
Interest incurred	[10]	1,828
Interest paid	[10]
Exchange rate change	[10]	20
Amortization of costs and premium	[10]	$ 1,293
Foreign currency long-term borrowings [member] | Loan facility [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[11]	03/2028	03/2028
Interest rate p.a.	[11]	4.73%	4.73%
Current	[11]	$ 32,566			31,727
Noncurrent | R$				233,135		150,821
Total debt	[11]	265,701			182,548
Funding	[11]	59,949
Unrealized gain and loss from ESN	[11]
Payments	[11]	(33,719)
Interest incurred	[11]	11,974
Interest paid	[11]	(8,969)
Exchange rate change	[11]	53,681
Amortization of costs and premium	[11]	$ 237
Foreign currency long-term borrowings [member] | Perpetual bonds [member] | USD
DisclosureOfLoansAndFinancingLineItems [Line Items]
Interest rate p.a.	[12],[13]	8.75%	8.75%
Current	[12],[13]	$ 16,522			12,815
Noncurrent | R$				789,168		533,935
Total debt	[12],[13]	805,690			$ 546,750
Funding	[12],[13]	99,135
Unrealized gain and loss from ESN	[12],[13]
Payments	[12],[13]
Interest incurred	[12],[13]	60,035
Interest paid	[12],[13]	(60,117)
Exchange rate change	[12],[13]	159,887
Amortization of costs and premium	[12],[13]
Foreign currency long-term borrowings [member] | Term Loan [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Noncurrent | R$
Total debt
Short and long-term loans and financing [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Current | R$				2,353,279		2,543,039
Noncurrent | R$				7,623,687		5,866,802
Total debt | R$				9,976,966		8,409,841
Funding | R$			R$ 3,370,960
Unrealized gain and loss from ESN | R$			(374,994)
Payments | R$			(3,748,239)
Interest incurred | R$				698,990
Interest paid | R$			(615,027)
Exchange rate change | R$			2,207,107
Amortization of costs and premium | R$			R$ 28,328
Local currency long-term borrowings [member] | Working capital - lines of credit [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[14]	10/2025	10/2025
Interest rate p.a.	[14]	6.48% p.a	6.48% p.a
Current | R$	[14]			239,615
Noncurrent | R$				17,275
Total debt | R$	[14]			256,890
Funding | R$	[14]		R$ 704,172
Unrealized gain and loss from ESN | R$	[14]
Payments | R$	[14]		(450,532)
Interest incurred | R$	[14]			20,261
Interest paid | R$	[14]		(17,011)
Exchange rate change | R$	[14]
Amortization of costs and premium | R$	[14]
Local currency long-term borrowings [member] | Debentures VII [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Maturity of the contract	[15]	03/2022	03/2022
Interest rate p.a.	[15],[16]	3.41%	3.41%
Current | R$	[15]			440,918		289,423
Noncurrent | R$				146,170		289,302
Total debt | R$	[15]			587,088		R$ 578,725
Funding | R$	[15]
Unrealized gain and loss from ESN | R$	[15]
Payments | R$	[15]
Interest incurred | R$	[15]			R$ 25,936
Interest paid | R$	[15]		(23,638)
Exchange rate change | R$	[15]
Amortization of costs and premium | R$	[15]		R$ 6,065

[1]	Backed financing raised by the subsidiary Gol Finance on August 31, 2020, with Delta Airlines, backed by Smiles' shares and other assets, maturing on December 30, 2021.
[2]	Term Loan raised by Gol Finance on August 31, 2016 for aircraft purchases and bank repayment of loans, with backstop guarantee from Delta Airlines.
[3]	Credit lines with private banks used to finance the import of spare parts and aeronautical equipment. The interest rates negotiated are Libor 3m + 4.40% p.a. and Libor 1m + 3.25% p.a.
[4]	Issuance of Senior Notes 2022 by the subsidiary Gol Finance on September 24, 2014, to renegotiate the Company's indebtedness.
[5]	Financing to perform engine maintenance services with Ex-Im Bank guarantee with an average rate of 0.81% p.a., in four transactions, with three transaction maturing in 2021 and one transaction maturing in 2022.
[6]	Exchangeable Senior Notes see Note 33.2.
[7]	Issuance of Exchangeable Senior Notes ("ESN") by the subsidiary Gol Finance in March, April and July 2019, totaling US$425 million maturing in 2024.
[8]	Loan backed by the Company's own engines, maturing in 2024.
[9]	Issuance of Senior Notes 2025 by the subsidiary Gol Finance on December 11, 2017 and February 2, 2018, to repurchase Senior Notes and general purposes of the Company.
[10]	Issuance of Secured Notes 2026 by the subsidiary Gol Finance on December 23, 2020 totaling US$200 million, maturing in 2026.
[11]	Loans with a guarantee of 5 engines in total, made on June 28, 2018. The contracted rates vary between Libor 6m + 2.35% p.a. until Libor 6m + 4.25% p.a.
[12]	Issuance of Perpetual Notes by Gol Finance on April 5, 2006 to finance aircraft purchase.
[13]	It includes the elimination of related parties, considering securities of this issue, carried out by Gol Finance, held by GLA on December 31, 2020, totaling R$10,609 (R$86,393 on December 31, 2019).
[14]	Issuance of transactions with the purpose maintaining and managing the Company's working capital.
[15]	Issuance of 88,750 debentures by GLA on October 22, 2018 for early settlement of the Debentures VI.
[16]	During the fiscal year ended on December 31, 2020, after Split there was division into three series: Series 1 with a CDI rate of 120%; Series 2 with CDI rate + 5.40% and Series 3 with CDI rate + 3.50%.